Condensed Consolidated Interim Statements of Shareholders' Equity (Parenthetical) (ILS)	Jun. 30, 2014	Dec. 31, 2013
Share capital, par value per share	0.8	0.8
Share capital, shares authorized	50,000,000	50,000,000
Share capital, shares issued	12,765,343	12,765,343
Share capital, shares outstanding	12,765,343	12,765,343
Treasury shares	2,125	2,125
Deferred shares, par value per share	0.1	0.1
Deferred shares, shares authorized	20,230	20,230
Deferred shares, shares issued	17,030	17,030
Deferred shares, shares outstanding	17,030	17,030